Trade accounts payable	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade payable and others explanatory
17 TRADE ACCOUNTS PAYABLE

	12/31/2025	12/31/2024
In local currency
Third party (1)	4,065,115	4,681,065
Related party (Note 11.1) (2)	681	1,457
In foreign currency
Third party	1,075,590	1,350,763
	5,141,386	6,033,285
(1)Within the balance of suppliers, there are values under supplier finance arrangement that were subject to anticipation with financial institutions at the exclusive option of certain suppliers, without changing the originally defined purchase conditions (payment terms and negotiated prices). The balance related to such operations on December 31, 2025 was R$438,830 (R$555,063 at December 31, 2024).
(2)The balance refers mainly to transactions with Ibema Companhia Brasileira de Papel.
17.1 Long-term commitments
17.1.1 Long-term commitments - Take or Pay arrangements
The Company entered into long-term take-or-pay agreements with chemicals, transportation and natural gas suppliers. These agreements contain termination and supply interruption clauses in the event of defaults on certain essential obligations. Generally, the Company purchases the minimum amounts agreed under the agreements, and hence there is no liability recorded in the amount that is recognized each month. The total contractual obligations assumed on December 31, 2025 were R$25,236,794 (R$26,239,939 at December 31, 2024).
17.1.2 Exchange and acquisition of biological assets
In line with the Company’s strategy for forest expansion and optimization of wood supply for its operations in the State of Mato Grosso do Sul, the Company entered into exchange and purchase agreements for biological assets in August 2025. Under the terms of these agreements, the Company will receive specified volumes of biological assets between 2025 and 2027. In return, under the exchange agreement, the Company is expected to deliver equivalent volumes between 2028 and 2031.
On September 15, 2025, a payment of R$878,049 was made related to the exchange agreement. The remaining amounts payable total R$1,962,554, with R$819,970 due in 2026 and R$1,142,584 due in 2028, in accordance with the contractual schedule.